Other long term obligations	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Other long term obligations
Other long-term obligations

	Note	December 31, 2019	December 31, 2018
Directors' deferred stock unit plan	18(c)	$14,375	$13,413
Deferred gain on sale-leaseback	14(a)	6,593	8,438
Other		3,536	2,353
Deferred lease inducements liability		—	1,419
		$24,504	$25,623

a) Deferred gain on sale-leaseback
Changes in deferred gains on sale-leaseback transactions of heavy equipment are summarized below.

	December 31, 2019	December 31, 2018
Balance, beginning of year	$8,438	$7,654
Addition	—	2,262
Amortization of deferred gain on sale-leaseback	(1,845)	(1,478)
Balance, end of year	$6,593	$8,438

The gain on sale was deferred and is being amortized in the consolidated statements of operations and comprehensive income over the expected useful life of the equipment.